Partnership Equity and Distributions - Cash Distribution (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Partnership Equity And Distribution [Line Items]
Total Cash Distribution	$ (181)	$ (132)	$ (102)
November 14, 2012 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6800
Total Cash Distribution	53
August 14, 2012 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6700
Total Cash Distribution	49
May 15, 2012 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6600
Total Cash Distribution	43
February 14, 2012 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6500
Total Cash Distribution	37
November 14, 2011 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6400
Total Cash Distribution	35
August 12, 2011 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6325
Total Cash Distribution	34
May 13, 2011 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6250
Total Cash Distribution	33
February 14, 2011 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6175
Total Cash Distribution	30
November 12, 2010 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6100
Total Cash Distribution	27
August 13, 2010 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6100
Total Cash Distribution	25
May 14, 2010 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6000
Total Cash Distribution	25
February 12, 2010 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6000
Total Cash Distribution	$ 25